Summary of Significant Accounting Policies (Detail) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 09, 2020	Sep. 30, 2020
Common stock subject to possible redemption [Abstract]
Ordinary shares subject to possible redemption (in shares)		13,759,029		14,064,255	13,759,029
Net Income (Loss) Per Ordinary Shares [Abstract]
Gain on marketable securities, dividends and interest held in Trust Account		$ 83,972		$ 0	$ 70,559
Net gain (loss)	$ (34,738)	$ (2,890,662)	$ (198,780)	$ (57,107)	$ (3,124,180)
Class A Ordinary Shares [Member]
Common stock subject to possible redemption [Abstract]
Ordinary shares subject to possible redemption (in shares)		13,759,029		14,064,255	13,759,029
Net Income (Loss) Per Ordinary Shares [Abstract]
Antidilutive securities excluded from computation of earnings per share				5,149,666	5,149,666
Net gain (loss)		$ 84,000		$ 0	$ 71,000
Class B Ordinary Shares [Member]
Net Income (Loss) Per Ordinary Shares [Abstract]
Net gain (loss)		$ (3,000,000)		$ (57,000)	$ (3,200,000)